SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 13, 2023	Jun. 05, 2023	Jan. 06, 2023	Jan. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Aug. 01, 2021
Subsequent Event [Line Items]
Convertible notes payable					$ 480,000	$ 480,000	$ 800,000
Convertible notes percentage								5.00%
Proceeds from convertible debt							$ 3,000,000
Shares issued, price per share					$ 0.75
Debt Instrument, Convertible, Conversion Price				$ 0.25
Debt Instrument, Convertible, Stock Price Trigger				0.75	0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 16.25	$ 16.25
Warrants and Rights Outstanding, Term				5 years	5 years
Principal amount of warrants					$ 200,000,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt					$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes percentage	8.00%	8.00%
Proceeds from warrants	$ 325,000	$ 100,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Principal amount of warrants	$ 325,000	$ 100,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 405,000
Convertible notes percentage			8.00%
Proceeds from convertible debt			$ 5,000,000
Shares issued, price per share			$ 0.75
Pre-money valuation			$ 200,000,000
Debt Instrument, Convertible, Conversion Price			$ 0.25
Debt Instrument, Convertible, Stock Price Trigger			0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 16.25
Warrants and Rights Outstanding, Term			5 years
Debt principal amount percentage			200.00%